Line of Credit, Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Line Of Credit Related Parties Details Narrative
Interest expense on line of credit					$ 179	$ 0
Line of credit, related parties	$ 5,550	$ 0	$ 280,500	$ 0	$ 370,000	$ 0